Stockholders' Equity - Schedule of Authorized Stock and Amendments (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Schedule of Authorized Stock and Amendments [Line Items]
Capital		12,000,000
Percentage of capital	100.00%	100.00%
AC SKAF HOLDINGS LTD [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		500,000
Percentage of capital	4.167%	4.167%
ACCELERA SOLUTIONS S,A, [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		275,000
Percentage of capital	2.292%	2.292%
DANIELA SERIO BONIFACIO [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		100,000
Percentage of capital	0.833%	0.833%
PAULO ROBERTO BONIFACIO [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		8,203,000
Percentage of capital	68.358%	68.358%
GUILHERME REIF CARVALHAES [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		8,000
Percentage of capital	0.067%	0.067%
CASA III HOLDINGS [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		772,500
Percentage of capital	6.438%	6.438%
ERIK JAKOB ENGSTROM [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		2,000
Percentage of capital	0.017%	0.017%
MALP HOLDINGS [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		772,500
Percentage of capital	6.438%	6.438%
CHRISTOFER CHARLES LE JEUNE [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		70,000
Percentage of capital	0.583%	0.583%
OPENCAP GLOBAL INC [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		145,000
Percentage of capital	1.208%	1.208%
ROBERT OSSELAER [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		5,000
Percentage of capital	0.042%	0.042%
PRHC LLC [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		260,600
Percentage of capital	2.172%	2.172%
ANTOINE DE SEJOURNET DE RAMEIGNIES [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		5,000
Percentage of capital	0.042%	0.042%
MR, PHILIPPE DE COCK DE RAMEYEN [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		2,400
Percentage of capital	0.02%	0.02%
RANDWYCK LLC [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		40,000
Percentage of capital	0.333%	0.333%
SMC FAMILY LIMITED PARTNERSHIP [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		233,000
Percentage of capital	1.942%	1.942%
CAROLINE SOREL [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		5,000
Percentage of capital	0.042%	0.042%
TIVIX INVESTMENTS LLC [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		599,000
Percentage of capital	4.992%	4.992%
PATRICK GEORGES VANHERCK [Member]
Schedule of Authorized Stock and Amendments [Line Items]
Capital		2,000
Percentage of capital	0.017%	0.017%